Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,657,900,000	$ 1,985,700,000	$ 1,766,800,000
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital gains	(108,700,000)	(167,900,000)	(227,500,000)
Depreciation and amortization	449,900,000	447,200,000	444,400,000
Equity in earnings (losses) of affiliates, net	(46,900,000)	1,400,000	(33,100,000)
Stock-based compensation expense	122,200,000	141,400,000	110,400,000
Amortization (accretion) of net investment premium (discount)	21,700,000	1,900,000	(28,900,000)
Loss on early extinguishment of long-term debt	84,900,000	0	0
Changes in assets and liabilities:
Accrued investment income	12,100,000	6,700,000	5,800,000
Premiums due and other receivables	(163,700,000)	16,400,000	(38,600,000)
Income taxes	98,600,000	154,900,000	182,800,000
Other assets and other liabilities	(340,200,000)	21,500,000	(309,300,000)
Health care and insurance liabilities	25,500,000	(103,000,000)	(458,600,000)
Other, net	8,700,000	1,600,000	(2,100,000)
Net cash provided by operating activities	1,822,000,000	2,507,800,000	1,412,100,000
Cash flows from investing activities:
Proceeds from sales and maturities of investments	11,671,300,000	10,045,600,000	11,966,700,000
Cost of investments	(11,555,800,000)	(9,998,100,000)	(11,043,400,000)
Additions to property, equipment and software	(338,200,000)	(372,000,000)	(288,700,000)
Cash used for acquisition, net of cash acquired	(8,600,000)	(1,555,700,000)	(100,000)
Net cash provided by investing activities	(231,300,000)	(1,880,200,000)	634,500,000
Cash flows from financing activities:
Net repayment of long-term debt	(277,200,000)	(900,000,000)	0
Net issuance of long-term debt	2,664,800,000	480,100,000	697,800,000
Net issuance (repayment) of short-term debt	(425,900,000)	425,900,000	(480,800,000)
Deposits and interest credited for investment contracts	5,700,000	5,600,000	8,000,000
Withdrawals of investment contracts	(17,000,000)	(8,900,000)	(9,500,000)
Common shares issued under benefit plans	(44,500,000)	125,500,000	43,200,000
Stock-based compensation tax benefits	50,300,000	38,500,000	22,500,000
Common shares repurchased	(1,417,500,000)	(1,813,000,000)	(1,606,000,000)
Dividends paid to shareholders	(239,100,000)	(167,200,000)	(16,100,000)
Collateral on interest rate swaps	9,200,000	(2,000,000)	(41,700,000)
Net cash used for financing activities	308,800,000	(1,815,500,000)	(1,382,600,000)
Net (decrease) increase in cash and cash equivalents	1,899,500,000	(1,187,900,000)	664,000,000
Cash and cash equivalents, beginning of period	679,700,000	1,867,600,000	1,203,600,000
Cash and cash equivalents, end of period	$ 2,579,200,000	$ 679,700,000	$ 1,867,600,000